Securities at fair value through other comprehensive income and securities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2022
Securities at fair value through other comprehensive income and securities at amortized cost [Abstract]
Securities at fair value through other comprehensive income and securities at amortized cost
(a)	Details of securities at FVOCI and securities at amortized cost as of December 31, 2021 and 2022 are as follows:

	2021		2022
Securities at FVOCI:
Debt securities:
Government bonds	~~W~~	25,687,070	27,197,987
Financial institutions bonds		19,702,292	19,030,714
Corporate bonds and others		18,417,557	15,865,207

		63,806,919	62,093,908

Equity securities (*):
Stocks		922,579	1,475,153
Equity investments		4,118	3,833
Others		104,707	88,825

		1,031,404	1,567,811

		64,838,323	63,661,719

Securities at amortized cost:
Debt securities:
Government bonds		34,679,301	38,371,463
Financial institutions bonds		3,423,536	6,530,386
Corporate bonds and others		11,827,239	13,069,644

		49,930,076	57,971,493

	~~W~~	114,768,399	121,633,212

(*)
Equity securities in the table above are classified as other comprehensive income—equity securities designated as fair value items, and other comprehensive income and fair value options are exercised for the purpose of holding as required by the policy.

Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost
(b)	Changes in carrying value of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12-month expected credit loss		Life time expected credit loss	Total	12-month expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	57,142,298	267,135	57,409,433	47,293,109	—	47,293,109
Transfer (from)to 12-month expected credit loss		51,055	(51,055)	—	—	—	—
Transfer (from)to life time expected credit loss		(35,665)	35,665	—	(35,505)	35,505	—
Net increase and decrease (*)		6,496,445	(98,959)	6,397,486	2,653,129	785	2,653,914

Ending balance	~~W~~	63,654,133	152,786	63,806,919	49,910,733	36,290	49,947,023

(*)	Included the effects from changes in purchase, disposal, repayment, foreign exchange rate, amortization of fair value adjustments recognized through business combination accountings.

	2022
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12-month expected credit loss		Life time expected credit loss	Total	12-month expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	63,654,133	152,786	63,806,919	49,910,733	36,290	49,947,023
Transfer (from)to 12-month expected credit loss		61,740	(61,740)	—	18,544	(18,544)	—
Transfer (from)to life time expected credit loss		(23,619)	23,619	—	—	—	—
Net increase and decrease (*)		(1,690,349)	(47,467)	(1,737,816)	8,048,071	(7,230)	8,040,841
Business combination (Note 47)		24,805	—	24,805	—	—	—

Ending balance	~~W~~	62,026,710	67,198	62,093,908	57,977,348	10,516	57,987,864

(*)
Included the effects from changes in purchase, disposal, repayment, valuation, changes in foreign exchange rate and amortization of fair value adjustments recognized through business combination accountings and the others

Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost
(c)	Changes in allowance for credit loss of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	22,493	678	23,171	10,486	—	10,486
Transfer (from)to 12-month expected credit loss		33	(33)	—	—	—	—
Transfer (from)to life time expected credit loss		(63)	63	—	(216)	216	—
Provision (Reversal)		19,722	(25)	19,697	5,065	240	5,305
Disposal and others (*)		(5,302)	(80)	(5,382)	1,149	7	1,156

Ending balance	~~W~~	36,883	603	37,486	16,484	463	16,947

(*)	Included the effects from changes in foreign exchange rate, debt restructuring, investment conversion.

	2022
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	36,883	603	37,486	16,484	463	16,947
Transfer (from)to 12-month expected credit loss		166	(166)	—	203	(203)	—
Transfer (from)to life time expected credit loss		(20)	20	—	—	—	—
Provision (Reversal)		(3,393)	(355)	(3,748)	(197)	(94)	(291)
Disposal and others (*)		(641)	11	(630)	(276)	(9)	(285)

Ending balance	~~W~~	32,995	113	33,108	16,214	157	16,371

(*)	Included the effects from changes in debt restructuring, investment conversion, foreign exchange rate and the others.

Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost
(d)	Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2021 and 2022 are as follows:

	2021		2022
Gain on disposal of securities at FVOCI	~~W~~	131,189	26,357
Loss on disposal of securities at FVOCI		(45,593)	(153,750)
Gain on disposal of securities at amortized cost (*)		24	4
Loss on disposal of securities at amortized cost (*)		(343)	(105)

	~~W~~	85,277	(127,494)

(*)	The issuers of those securities have exercised the early redemption options and the others.

Income or loss on equity securities at fair value through other comprehensive income
(e)	Income or loss on equity securities at fair value through other comprehensive income

i)
The Group recognizes dividends, amounting to
~~W~~
24,216 million and
~~W~~
26,996 million, related to equity securities at fair value through other comprehensive income for the years ended December 31, 2021 and 2022, respectively.

ii)	The details of disposal of equity securities at fair value through other comprehensive income for the years ended December 31, 2021 and 2022 are as follows:

	2021		2022
	Stocks acquired by investment conversion
Fair value at the date of disposal	~~W~~	84,624	48,525
Cumulative net gain ( l oss) at the time of disposal		(42,058)	2,943

(*)	The reason for the disposal is the disposal of stocks acquired by investment conversion.